Note 17 - Selected Quarterly Information - (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Quarterly Financial Information [Table Text Block]

	Three Months Ended
	March 31, 2020	June 30, 2020	September 30, 2020	December 31, 2020
Service revenues	$47,485	$15,547	$10,202	$20,113
Product revenues	8,929	7,184	6,032	7,182
Total net revenues	56,414	22,731	16,234	27,295
Gross profit	28,344	4,584	1,289	7,440
Income (loss) from operations	6,326	(5,472)	(11,164)	(4,279)
Interest expense, net	(3,221)	(3,414)	(3,669)	(3,501)
Other income (expense), net	429	6,771	(525)	223
Income tax expense	5,874	3,052	1,056	5,634
Net income (loss) attributable to noncontrolling interests	77	(52)	(193)	55
Net loss attributable to ION	$(2,263)	$(5,219)	$(16,607)	$(13,136)
Net loss per share:
Basic	$0.16	$0.37	$(1.16)	$(0.92)
Diluted	$0.16	$0.37	$(1.16)	$(0.92)

	Three Months Ended
	March 31, 2019	June 30, 2019	September 30, 2019	December 31, 2019
Service revenues	$28,128	$30,407	$41,990	$30,755
Product revenues	8,828	11,368	11,249	11,954
Total net revenues	36,956	41,775	53,239	42,709
Gross profit	9,912	19,583	25,288	5,239
Income (loss) from operations	(15,937)	(2,553)	3,858	(9,827)
Interest expense, net	(3,112)	(3,111)	(3,155)	(3,696)
Other income (expense), net	(792)	96	(242)	(679)
Income tax expense	1,407	2,719	3,790	148
Net income attributable to noncontrolling interests	(112)	(335)	(394)	(144)
Net Loss attributable to ION	$(21,360)	$(8,622)	$(3,723)	$(14,494)
Net loss per share:
Basic	$(1.52)	$(0.61)	$(0.26)	$(1.02)
Diluted	$(1.52)	$(0.61)	$(0.26)	$(1.02)